Share capital - Share capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 04, 2023
Share capital
Number of shares authorized	75,000,000	75,000,000
Number of shares issued	9,964,344	9,898,516
Share capital	$ 24,910	$ 24,746
Class A Ordinary Shares
Share capital
Number of shares authorized	20,000,000	20,000,000
Number of shares issued	9,964,344	9,898,516
Preferred shares
Share capital
Number of shares authorized	55,000,000	55,000,000	55,000,000
Issuance of shares in the normal course of business
Share capital
Number of shares issued	5,191,300	5,125,472
Share capital	$ 12,976	$ 12,812
Issuance of shares to Swvl Inc. shareholders
Share capital
Number of shares issued	3,411,410	3,411,410
Share capital	$ 8,529	$ 8,529
Issuance of shares to SPAC shareholders
Share capital
Number of shares issued	557,960	557,960
Share capital	$ 1,395	$ 1,395
Conversion of convertible notes
Share capital
Number of shares issued	645,018	645,018
Share capital	$ 1,613	$ 1,613
Issuance of shares to PIPE investors
Share capital
Number of shares issued	158,656	158,656
Share capital	$ 397	$ 397